SCHEDULE OF FUNDS RECEIVED UNDER THE SUBSCRIPTION AGREEMENT (Details) - Subscription Agreements [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts		$ 311,693
Accredited Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts		311,693
Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts
Total convertible promissory, net of discounts	2,308,638	1,898,468
Accredited Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory, net of discounts	$ 2,308,638	$ 1,898,468